Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 31,559	€ 110,013	€ 107,384
Charging [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	18,740	102,533	89,323
Service [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	10,277	5,603	2,004
Commercial and Industrial [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	2,190	1,677	15,788
Residential Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers			41
Other [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 352	€ 200	€ 227